Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 1,845,334	$ 4,037,535	$ 3,777,686	$ 8,088,334	$ 15,242,560	$ 17,562,903
Operating Expenses:
Compensation and employee benefits	1,583,051	2,264,931	2,955,532	4,544,969	7,783,331	10,334,212
General and administrative expenses	457,803	1,001,764	1,448,629	1,985,984	4,018,094	6,587,392
Professional services	712,337	503,727	2,211,871	964,677	2,518,394	1,858,137
Lease expense					258,477	315,614
Credit loss (benefit) expense					(1,393,131)	290,857
Impairment of goodwill	0	0	0	0	6,058,000	13,208,276
Impairment of long-lived intangible assets					3,090,881	5,699,464
Rent expense	63,185	64,198	124,191	133,635
Provision (benefit) for credit losses		(97,248)		(166,035)
Total operating expenses	2,816,376	3,737,372	6,740,223	7,463,230	22,334,046	38,293,952
Operating (loss) income	(971,042)	300,163	(2,962,537)	625,104	(7,091,486)	(20,731,049)
Other Income (Expenses)
Interest expense	115,341	168,830	228,127	323,002	533,390	1,094,736
Change in fair value of warrant liabilities	138,158	1,086,286	1,254,240	2,341,773	2,803,638	(1,853,920)
Change in the fair value of deferred consideration	(40,960)	211,535	120,040	396,070	361,449	4,570,157
Total other income (expenses)	(18,143)	1,128,991	1,146,153	2,414,841	2,631,697	1,621,501
Net (loss) income before income tax	(989,185)	1,429,154	(1,816,384)	3,039,945	(4,459,789)	(19,109,548)
Income tax benefit/(expense)	(58,470)	487,627	(58,470)	48,742	43,859,686	(1,829,701)
Net (loss) income	$ (930,715)	$ 941,527	$ (1,757,914)	$ 2,991,203	$ (48,319,475)	$ (17,279,847)
Weighted average shares outstanding, basic	2,826,468	2,771,550	2,806,841	2,766,086	2,772,867	2,128,728
Basic net (loss) income per share	$ (0.33)	$ 0.34	$ (0.63)	$ 1.08	$ (17.43)	$ (8.12)
Weighted average shares outstanding, diluted	2,826,468	2,824,273	2,806,841	2,818,809	2,772,867	2,128,728
Diluted (loss) income per share	$ (0.33)	$ 0.33	$ (0.63)	$ 1.06	$ (17.43)	$ (8.12)